                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York     5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.




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Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $29,992
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                         March 31, 1999

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


Ackerley Comm Inc     COM          004527107      169     10,000   SH         SOLE         1         10,000   0    0
Adelphia Comm Corp    COM          006848105    1,575     25,000   SH         SOLE         1         25,000   0    0
Arch Comm Group Inc   COM          039381108       62     45,000   SH         SOLE         1         45,000   0    0
AT&T Corp             COM          001957109    1,366     17,126   SH         SOLE         1         17,126   0    0
AT&T Corp. Liberty
  Media Group         COM          001957208    4,603     87,535   SH         SOLE         1         87,535   0    0
AT&T Liberty Media
  Cl B                COM          001957307      375      6,977   SH         SOLE         1          6,977   0    0
Carmike Cinemas       COM          143436103      542     30,000   SH         SOLE         1         30,000   0    0
Century Comm Corp.    COM          156503104      929     20,000   SH         SOLE         1         20,000   0    0
Chancellor Media      COM          158915108      707     15,000   SH         SOLE         1         15,000   0    0
Cumulus Media         COM          231082108      294     25,000   SH         SOLE         1         25,000   0    0
Emmis Broadcasting
  Corp                COM          291525103      500     10,000   SH         SOLE         1         10,000   0    0
Fox Entertainment
  Group               COM          35138T107      543     20,000   SH         SOLE         1         20,000   0    0
Granite Broadcasting
  Corp                COM          387241102      828    125,000   SH         SOLE         1        125,000   0    0
Gray Communications
  Systems             COM          389190208      458     34,250   SH         SOLE         1         34,250   0    0
Knight Ridder Inc     COM          499040103      500     10,000   SH         SOLE         1         10,000   0    0
Matav-Cable Sys       COM          576561104    1,375     50,000   SH         SOLE         1         50,000   0    0
McClatchy Co.
  Holding Co.         COM          579489105      336     10,000   SH         SOLE         1         10,000   0    0
MediaOne Group        COM          58440J104      952     15,000   SH         SOLE         1         15,000   0    0
Millicom Intl
  Cellular S A        COM          L6388F102      780     30,000   SH         SOLE         1         30,000   0    0
News Corp Prf'd       COM          652487802    1,650     60,000   SH         SOLE         1         60,000   0    0
Paging Network Inc    COM          695542100      586    125,000   SH         SOLE         1        125,000   0    0
Paxson Communications
  Corp.               COM          704231109      171     20,000   SH         SOLE         1         20,000   0    0
Price Comm Corp       COM          741437305    1,717    154,375   SH         SOLE         1        154,375   0    0
Arch Communications   RIGHTS       039381991        0    798,543   SH         SOLE         1        798,543   0    0
Telewest Comm PLC     COM          879991206    1,931     44,018   SH         SOLE         1         44,018   0    0
U S Cellular Corp     COM          911684108    2,376     54,000   SH         SOLE         1         54,000   0    0




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Univision
  Communications Inc. COM          914906102    1,750     35,000   SH         SOLE         1         35,000   0    0
Video Services Corp   COM          92656U107      853    140,500   SH         SOLE         1        140,500   0    0
Washington Post
  Company             COM          939640108      522      1,000   SH         SOLE         1          1,000   0    0
World Color
  Press Inc.          COM          981443104      319     15,000   SH         SOLE         1         15,000   0    0
Jones Intercable A    COM          480206200    1,223     31,000   SH         SOLE         1         31,000   0    0

TOTAL                                         $29,992
                                          [thousands]









































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